INCOME TAXES (Details 2) - USD ($)	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Deferred tax assets	$ 6,171,601	$ 6,079,120	$ 4,932,375
Less Valuation allowance	$ (6,171,601)	$ (6,079,120)	$ (4,932,375)
Net deferred tax assets
North America [Member]
Deferred tax assets	$ 5,874,417	$ 5,846,486	$ 4,762,769
Outside North America [Member]
Deferred tax assets	$ 297,184	$ 232,634	$ 169,606